Credit risk management - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Credit risk management
Cash, primarily for derivatives	$ 3,188	$ 3,079
Securities under reverse repurchase agreement	28,269	17,950
Securities under derivatives	679	112
Total other collateral held	32,136	21,141
Parent Entity
Credit risk management
Cash, primarily for derivatives	2,365	2,936
Securities under reverse repurchase agreement	28,269	17,950
Securities under derivatives	452	112
Total other collateral held	$ 31,086	$ 20,998